Other Current Assets (Details) - Schedule of Other Current Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Other Current Assets [Abstract]
Governmental institutions	$ 106,024	$ 233,501
Prepaid expenses	223,969	349,632
Deferred contract costs	334,531	68,427
Other current assets	21,257
Total	$ 685,781	$ 651,560